Investment in Associate - Additional Information (Detail) $ in Thousands, $ in Millions		12 Months Ended
	Jun. 06, 2019 CAD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)
Disclosure of associates and joint ventures [line items]
Total consideration | $		$ 133	$ 0
Amount advanced in exchange for convertible note receivable | $		21,856	$ 12,899
Kutcho [member]
Disclosure of associates and joint ventures [line items]
Number of shares of associate owned | shares	7,153,846
Number of share purchase warrants of associate owned | shares	4,076,923
Total consideration	$ 0.2	$ 133
Amount advanced in exchange for convertible note receivable | $	$ 20.0
Coupon rate on convertible note receivable	10.00%
Number of shares issued and outstanding by associate | shares		68,247,628
Undiluted ownership percentage of associate		10.00%
Fully diluted ownership percentage of associate		29.00%
Non-fully diluted potential ownership percentage of associate		37.00%
Number of shares of associate acquired | shares	1,000,000
Number of share purchase warrants of associate acquired | shares	1,000,000
Recoverable amount of investment | $		$ 1,000
Impairment charge | $		$ 1,649